CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Loss from operations	$ (22,252,000)
Other income (loss):
Total other income, net	(16,330,000)
Net (loss) income	(38,905,000)
ITHAX ACQUISITION CORP.
Formation and operational costs	833,758
Loss from operations	(833,758)
Other income (loss):
Interest earned on marketable securities held in Trust Account	97,231
Unrealized gain on marketable securities held in Trust Account	3,392
Transaction costs allocated to warrant liabilities	(675,351)
Change in fair value of warrant liabilities	4,720,125
Total other income, net	4,145,397
Net (loss) income	$ 3,311,639
Class A Common Stock | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding | shares	22,098,904
Diluted weighted average shares outstanding | shares	22,098,904
Basic net income (loss) per ordinary share | $ / shares	$ 0.12
Diluted net income (loss) per ordinary share | $ / shares	$ 0.12
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding | shares	22,098,904
Diluted weighted average shares outstanding | shares	22,098,904
Basic net income (loss) per ordinary share | $ / shares	$ 0.12
Diluted net income (loss) per ordinary share | $ / shares	$ 0.12
Class B Common Stock | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding | shares	6,588,288
Diluted weighted average shares outstanding | shares	6,655,171
Basic net income (loss) per ordinary share | $ / shares	$ 0.12
Diluted net income (loss) per ordinary share | $ / shares	$ 0.12
Class A and Class B non-redeemable ordinary shares | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding | shares	6,588,288
Diluted weighted average shares outstanding | shares	6,655,171
Basic net income (loss) per ordinary share | $ / shares	$ 0.12
Diluted net income (loss) per ordinary share | $ / shares	$ 0.12